Identifiable Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets [Line Items]
Amortization expense	$ 900,000	$ 800,000	$ 2,700,000	$ 2,300,000	$ 3,043,000	$ 3,043,000	$ 3,227,000